Pension and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [abstract]
Summary of Information on Plan Assets and Defined Benefit Obligation Per Country
Plan assets and defined benefit obligation per country
	Plan assets		Defined benefit obligation		Funded Status
	2018	2017	2018	2017	2018	2017
The Netherlands	394	408	540	568	–146	–160
United States	222	176	224	233	–3	–57
United Kingdom	1,703	1,864	1,179	1,326	524	538
Belgium	547	597	636	672	–88	–75
Other countries	154	161	334	341	–181	–180
Funded status (Net defined benefit asset/liability)	3,019	3,206	2,913	3,140	106	66

Presented as:
-Other assets					527	542
-Other liabilities					–421	–476
					106	66

Schedule of Changes in Fair Value of Plan Assets
Changes in fair value of plan assets
	2018	2017
Opening balance	3,206	3,337
Interest income	66	70
Remeasurements: Return on plan assets excluding amounts included in interest income	–143	52
Employer's contribution	66	24
Participants contributions	3	2
Benefits paid	–176	–186
Exchange rate differences	–3	–93
Closing balance	3,019	3,206

Actual return on the plan assets	–77	122

Schedule of Changes in Present Value of Defined Benefit Obligation and Other Post-Employment Benefits
Changes in defined benefit obligation and other post-employment benefits
	Defined benefit obligation		Other post-employment benefits
	2018	2017	2018	2017
Opening balance	3,140	3,249	87	87
Current service cost	39	34	–4	–3
Interest cost	61	66	2	3
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	2	–7		9
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	–153	71	–11
Participants’ contributions	3	2	1
Benefits paid	–179	–189	–1	–1
Effect of curtailment or settlement		–3
Exchange rate differences	2	–83	2	–8
Changes in the composition of the group and other changes	–1
Closing balance	2,913	3,140	76	87

Amount Recognised Directly in Other Comprehensive Income (Equity)
Amounts recognised directly in Other comprehensive income (equity) were as follows:

Changes in the net defined benefit assets/liability remeasurement reserve
	2018	2017
Opening balance	–400	–371

Remeasurement of plan assets	–143	52
Actuarial gains and losses arising from changes in demographic assumptions	–2	7
Actuarial gains and losses arising from changes in financial assumptions	153	–71
Taxation	–3	–17
Total Other comprehensive income movement for the year	6	–29

Closing balance	–394	–400

Summary of Pension and Other Staff-Related Benefit Costs
Pension and other staff-related benefit costs
	Net defined			Other
	benefit asset/liability			post-employment benefits			Other			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Current service cost	39	34	32	–4	–3	–25	22	–2	11	57	29	18
Past service cost			2									2
Net Interest cost	–4	–4	–8	2	3	3		1	2	–2		–3
Effect of curtailment orsettlement		–3	–2				–1			–1	–3	–2
Other
Defined benefit plans	35	27	24	–1	-	–22	21	–1	13	54	26	15

Defined contribution plans										331	355	329
										385	381	344